Schedule of key management personnel and directors share ownership (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of Class A Common shares held		53,618,357	41,535,755
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Number of Class A Common shares held	6,515,785	6,666,507
Percentage of total Class A Common shares issued	9.00%	12.43%